UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2017

MFS® CALIFORNIA MUNICIPAL FUND

CCA-SEM

MFS® CALIFORNIA MUNICIPAL FUND

NYSE MKT Symbol: CCA

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over looming Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation, as wage growth remains muted. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with elections in the United Kingdom and Germany in the months ahead, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 14, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)(j)

Top five industries (i)
General Obligations – Schools	33.0%
Healthcare Revenue – Hospitals	29.7%
Water & Sewer Utility Revenue	16.8%
State & Local Agencies	13.2%
Tax Assessment	9.9%

Composition including fixed income credit quality (a)(i)
AAA	2.1%
AA	60.9%
A	65.5%
BBB	19.6%
BB	1.1%
B	4.9%
CCC	0.9%
CC	0.4%
C	1.3%
D	1.3%
Not Rated (j)	5.2%
Cash & Cash Equivalents (less liabilities)	(70.4)
Other	7.2%

Portfolio facts (i)
Average Duration (d)	9.8
Average Effective Maturity (m)	14.6 yrs.

Jurisdiction (i)
California	161.7%
Puerto Rico	5.5%
New York	1.8%
Guam	1.4%
U.S. Treasury Securities (j)	(7.2)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of May 31, 2017.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (7.2)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of May 31, 2017.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to the aggregate liquidation value of variable rate municipal term preferred shares and/or timing of cash receipts.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets applicable to common shares as of May 31, 2017.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1998.

Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 168.5%
Issuer	Shares/Par	Value ($)
Airport Revenue - 8.8%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/2038 (Prerefunded 5/15/2018)	$750,000	$782,128
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	190,000	203,792
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	500,000	558,955
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2043	500,000	560,235
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	285,000	318,747
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	150,000	167,099
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	440,000	490,481

		$3,081,437
General Obligations - General Purpose - 6.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$165,000	$179,137
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	40,000	41,946
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	140,000	140,337
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	125,000	127,524
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	30,000	30,068
State of California, 5.25%, 4/01/2035	455,000	523,473
State of California, 5.5%, 3/01/2040	630,000	699,974
State of California, 5.25%, 11/01/2040	415,000	468,261

		$2,210,720
General Obligations - Schools - 32.6%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/2028 (Prerefunded 8/01/2019)	$500,000	$546,595
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/2033 (Prerefunded 8/01/2018)	500,000	526,150
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2040	955,000	377,024
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2044	1,000,000	332,180
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	535,000	618,984

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	$515,000	$359,774
Los Angeles, CA, Community College District, 3%, 8/01/2039	455,000	422,417
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	330,000	193,812
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/2034 (Prerefunded 8/01/2019)	355,000	388,082
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	855,000	663,574
Napa Valley, CA, Unified School District, 5%, 8/01/2020	225,000	253,080
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	170,000	206,722
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	170,000	204,027
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/2034	500,000	526,310
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/2029	1,000,000	1,319,920
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/2033 (Prerefunded 8/01/2019)	125,000	136,593
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	265,000	122,406
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	400,000	394,792
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	265,000	303,600
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	560,000	517,933
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/2043	765,000	259,144
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/2025	500,000	608,100
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/2034 (Prerefunded 8/01/2019)	500,000	545,370
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/2021	450,000	452,894
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/2023	500,000	604,960
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/2021	500,000	577,345

		$11,461,788
Healthcare Revenue - Hospitals - 29.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/2039	$505,000	$558,454
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/2026	110,000	125,324
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 8/15/2042	450,000	510,314

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/2033	$295,000	$336,026
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2032	525,000	597,340
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2040	255,000	287,918
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	500,000	571,410
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2035	460,000	539,382
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	75,000	84,615
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	225,000	256,428
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	150,000	170,420
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	45,000	51,264
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	35,000	39,602
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	85,000	92,972
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	15,000	16,889
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	65,000	71,990
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	455,000	494,703
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/2037 (Prerefunded 5/23/2018)	495,000	514,246
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/2041	1,000,000	1,003,840
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	500,000	526,625
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/2042	455,000	506,906
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	350,000	382,781
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	350,000	385,326
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	260,000	286,439
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	610,000	694,522

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	$450,000	$505,139
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/2041 (Prerefunded 8/01/2017)	400,000	402,896
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	250,000	282,818

		$10,296,589
Healthcare Revenue - Long Term Care - 4.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$150,000	$165,939
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	230,000	247,986
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	295,000	303,098
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	315,000	338,694
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	300,000	338,676

		$1,394,393
Industrial Revenue - Other - 1.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$485,000	$610,450

Miscellaneous Revenue - Other - 4.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/2037	$400,000	$438,832
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	235,000	276,529
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	170,000	197,453
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	170,000	197,015
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/2033 (Prerefunded 2/01/2018)	160,000	164,738
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/2044	385,000	436,371

		$1,710,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Port Revenue - 5.7%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$310,000	$357,405
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	470,000	534,117
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	1,000,000	1,105,700

		$1,997,222
Sales & Excise Tax Revenue - 1.2%
California Economic Recovery, “A”, 5%, 7/01/2020 (Prerefunded 7/01/2019)	$250,000	$271,215
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	215,000	121,808
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	120,000	28,595

		$421,618
Secondary Schools - 2.1%
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	$85,000	$91,481
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	85,000	91,174
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	255,000	281,910
California Statewide Communities Development Authority School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	230,000	254,028

		$718,593
Single Family Housing - State - 2.6%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	$305,000	$305,436
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/2023	175,000	175,623
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	405,000	413,550

		$894,609
State & Agency - Other - 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/2027	$500,000	$500,625

State & Local Agencies - 13.2%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$415,000	$401,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	$380,000	$440,952
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/2033	275,000	320,194
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2018	2,020,000	1,984,711
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2023	1,220,000	1,066,939
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/2030 (Prerefunded 4/01/2019)	390,000	422,655

		$4,636,864
Tax - Other - 1.5%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	$90,000	$90,176
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	120,000	128,482
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	80,000	86,403
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	210,000	227,394

		$532,455
Tax Assessment - 9.8%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/2029	$1,000,000	$1,003,210
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/2019	500,000	501,780
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	160,000	181,443
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	190,000	223,106
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	225,000	264,296
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	295,000	337,746
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 8/01/2032	500,000	520,260
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/2033	130,000	140,318
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	250,000	280,475

		$3,452,634

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - 4.8%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/2047	$1,000,000	$999,920
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Unrefunded Balance, 5.75%, 6/01/2047	675,000	679,995

		$1,679,915
Toll Roads - 1.0%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	$320,000	$363,107

Transportation - Special Tax - 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$55,000	$55,548
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	30,000	32,399
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	340,000	360,135
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	38,063
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/2037	335,000	380,590

		$876,742
Universities - Colleges - 6.6%
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	$75,000	$86,173
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	235,000	269,155
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	285,000	338,546
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	345,000	374,263
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	375,000	437,449
California State University Rev., “A”, 5%, 11/01/2024	370,000	429,256
California State University Rev., “A”, 5%, 11/01/2030	270,000	320,892
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	75,000	75,206

		$2,330,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Dormitories - 0.8%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$25,000	$27,017
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	230,000	247,248

		$274,265
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	$150,000	$160,268
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	75,000	75,142

		$235,410
Utilities - Municipal Owned - 7.5%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2019	$305,000	$328,909
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	56,083
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	55,000	61,385
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/2024	390,000	431,668
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,008
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	55,000	55,044
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	5,004
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	40,000	40,039
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,436
Sacramento, CA, Municipal Utility District Electric Rev., “U”, AGM, 5%, 8/15/2019 (Prerefunded 8/15/2018)	290,000	304,825
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	95,000	110,196
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “U”, AGM, 5%, 8/15/2019	460,000	483,626
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	275,000	317,793
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	370,000	409,472

		$2,619,488

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - 3.0%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$245,000	$350,308
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	585,000	706,113

		$1,056,421
Water & Sewer Utility Revenue - 16.5%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/2034	$500,000	$519,330
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/2028 (Prerefunded 6/01/2018)	480,000	500,122
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/2024	500,000	599,735
California Department of Water Resources Rev., Unrefunded Balance, 5%, 12/01/2028	20,000	20,821
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/2038 (Prerefunded 11/01/2017)	1,000,000	1,017,600
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/2041	460,000	522,601
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	22,136
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	114,683
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	105,000	118,096
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	105,000	115,355
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	440,000	501,679
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/2039	215,000	233,793
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	340,000	393,370
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	85,000	97,920
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	370,000	421,793
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	350,000	411,936
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	170,000	196,874

		$5,807,844
Total Municipal Bonds (Identified Cost, $55,033,732)		$59,165,067

Portfolio of Investments (unaudited) – continued

Money Market Funds - 0.5%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.87% (v) (Identified Cost, $167,196)	167,196	$167,196
Total Investments (Identified Cost, $55,200,928)		$59,332,263

Other Assets, Less Liabilities - 0.5%		164,477
VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $40,939 (issued by the fund) - (69.4)%		(24,384,061)
Net Assets applicable to common shares - 100.0%		$35,112,679

(a)	Non-income producing security.
(d)	In default.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 5/31/17

Futures Contracts at 5/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,525,938	September - 2017	$(8,984)

At May 31, 2017, the fund had cash collateral of $26,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $55,033,732)	$59,165,067
Underlying affiliated funds, at value (identified cost, $167,196)	167,196
Total investments, at value (identified cost, $55,200,928)	$59,332,263
Deposits with brokers	26,000
Receivables for
Investments sold	40,000
Interest	660,541
Receivable from investment adviser	11,098
Other assets	9,073
Total assets	$60,078,975
Liabilities
Payables for
Distributions on common shares	$133
Daily variation margin on open futures contracts	2,812
Investments purchased	493,259
Interest expense	40,653
Payable to affiliates
Transfer agent and dividend disbursing costs	6
Payable for independent Trustees’ compensation	300
Accrued expenses and other liabilities	45,072
VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $40,939	24,384,061
Total liabilities	$24,966,296
Net assets applicable to common shares	$35,112,679
Net assets consist of
Paid-in capital - common shares	$35,238,011
Unrealized appreciation (depreciation) on investments	4,122,351
Accumulated net realized gain (loss) on investments	(4,318,379)
Undistributed net investment income	70,696
Net assets applicable to common shares	$35,112,679
VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $40,939 (977 shares of Series 2019/3 issued and outstanding at $25,000 per share)	24,384,061
Net assets including preferred shares	$59,496,740
Common shares of beneficial interest issued and outstanding	2,786,275
Net asset value per common share (net assets of $35,112,679 / 2,786,275 shares of beneficial interest outstanding)	$12.60

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,258,769
Dividends from underlying affiliated funds	1,728
Total investment income	$1,260,497
Expenses
Management fee	$189,970
Transfer agent and dividend disbursing costs	2,855
Administrative services fee	9,411
Independent Trustees’ compensation	5,479
Stock exchange fee	7,460
Custodian fee	2,914
Shareholder communications	9,008
Audit and tax fees	40,194
Legal fees	1,050
Interest expense and amortization of VMTPS debt issuance costs	240,381
Miscellaneous	30,923
Total expenses	$539,645
Reduction of expenses by investment adviser	(65,285)
Net expenses	$474,360
Net investment income	$786,137
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$11,510
Underlying affiliated funds	(33)
Futures contracts	(38,409)
Net realized gain (loss) on investments	$(26,932)
Change in unrealized appreciation (depreciation)
Investments	$1,614,083
Futures contracts	(14,849)
Net unrealized gain (loss) on investments	$1,599,234
Net realized and unrealized gain (loss) on investments	$1,572,302
Change in net assets from operations	$2,358,439

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/17 (unaudited)	Year ended 11/30/16
From operations
Net investment income	$786,137	$1,723,243
Net realized gain (loss) on investments	(26,932)	(39,069)
Net unrealized gain (loss) on investments	1,599,234	(1,695,160)
Change in net assets from operations	$2,358,439	$(10,986)
Distributions declared to common shareholders
From net investment income	$(788,516)	$(1,648,053)
Share transactions applicable to common and preferred shares
Net asset value of shares issued to common shareholders in reinvestment of distributions	$—	$493
Total change in net assets	$1,569,923	$(1,658,546)
Net assets applicable to common shares
At beginning of period	33,542,756	35,201,302
At end of period (including undistributed net investment income of $70,696 and $73,075, respectively)	$35,112,679	$33,542,756

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/17 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$2,358,439
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(3,390,443)
Proceeds from disposition of investment securities	3,186,069
Proceeds from disposition of short-term investments, net	268,521
Realized gain/loss on investments	(11,477)
Unrealized appreciation/depreciation on investments	(1,614,083)
Net amortization/accretion of income	(16,921)
Amortization of VMTPS debt issuance costs	11,139
Decrease in interest receivable	17,184
Decrease in accrued expenses and other liabilities	(35,757)
Increase in receivable from investment adviser	(293)
Decrease in receivable for daily variation margin on open futures contracts	11,876
Increase in payable for daily variation margin on open futures contracts	2,812
Decrease in deposits with brokers	3,000
Increase in other assets	(7,862)
Increase in payable for interest expense	6,465
Net cash provided by operating activities	$788,669
Cash flows from financing activities:
Cash distributions paid on common shares	(788,669)
Net cash used by financing activities	$(788,669)
Net increase (decrease) in cash	$0
Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2017 for interest was $222,777.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/17		Years ended 11/30
Common Shares			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.04		$12.63	$12.55	$11.32	$13.03	$10.71
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.62	$0.67	$0.64	$0.66	$0.70
Net realized and unrealized gain (loss) on investments	0.56		(0.62)	0.03	1.22	(1.75)	1.92
Distributions declared to shareholders of ARPS	—		—	—	—	—	(0.02)
Total from investment operations	$0.84		$(0.00)	$0.70	$1.86	$(1.09)	$2.60
Less distributions declared to common shareholders
From net investment income	$(0.28)		$(0.59)	$(0.62)	$(0.63)	$(0.62)	$(0.72)
Net increase resulting from tender and repurchase of ARPS	$—		$—	$—	$—	$—	$0.44
Net asset value, end of period (x)	$12.60		$12.04	$12.63	$12.55	$11.32	$13.03
Market value, end of period	$11.75		$11.36	$11.72	$10.91	$9.76	$12.71
Total return at market value (%) (p)	5.99	(n)	1.57	13.45	18.45	(18.83)	22.84
Total return at net asset value (%) (j)(r)(s)(x)	7.24	(n)	(0.10)	6.28	17.48	(8.17)	29.22 (y)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	3.16	(a)	2.82	2.67	2.75	2.70	2.40
Expenses after expense reductions (f)(p)	2.78	(a)	2.46	2.30	2.38	2.42	1.94
Net investment income (p)	4.61	(a)	4.75	5.34	5.32	5.47	5.88
Portfolio turnover	3	(n)	6	11	17	12	19
Net assets at end of period (000 omitted)	$35,113		$33,543	$35,201	$34,969	$31,554	$36,309

Financial Highlights – continued

	Six months ended 5/31/17		Years ended 11/30
			2016	2015	2014	2013	2012
	(unaudited)
Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.37	(a)	1.34	1.41	1.43	1.43	1.40
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.80	(a)	0.80	0.83	0.83	0.83	0.81
Net investment income available to common shares	4.61		4.75	5.34	5.32	5.47	5.73
Senior Securities:
VMTPS	977		977	977	977	977	977
Asset coverage per preferred share (k)	$60,897		$59,279	$61,030	$60,792	$57,296	$62,164
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets, interest expense paid to shareholders of VMTPS and amortization of VMTPS debt issuance costs, as applicable. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of the fund’s ARPS. For periods prior to November 30, 2016, the expense ratio includes amortization of VMTPS debt issuance costs.
(m)	Amount excludes accrued interest on VMTPS.
(n)	Not annualized.
(p)	For the year ended November 30, 2012, the ratio excludes dividend payments on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s VMTPS.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 3.34%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS California Municipal Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region where the instrument is issued. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Although still evaluating the

Notes to Financial Statements (unaudited) – continued

potential impacts of ASU 2016-18, management expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the restrictions on restricted cash. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with

Notes to Financial Statements (unaudited) – continued

such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,165,067	$—	$59,165,067
Mutual Funds	167,196	—	—	167,196
Total Investments	$167,196	$59,165,067	$—	$59,332,263

Other Financial Instruments
Futures Contracts – Liabilities	$(8,984)	$—	$—	$(8,984)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(8,984)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(38,409)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(14,849)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in interest expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/16
Ordinary income (including any short-term capital gains)	$7,707
Tax-exempt income	2,017,315
Total distributions	$2,025,022

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/17
Cost of investments	$54,787,070
Gross appreciation	4,613,518
Gross depreciation	(68,325)
Net unrealized appreciation (depreciation)	$4,545,193

As of 11/30/16
Undistributed ordinary income	1,607
Undistributed tax-exempt income	105,942
Capital loss carryforwards	(4,691,991)
Other temporary differences	(34,474)
Net unrealized appreciation (depreciation)	2,923,661

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/17	$(3,006,395)
11/30/18	(696,235)
11/30/19	(725,457)
Total	$(4,428,087)

Post-enactment losses which are characterized as follows:
Short-Term	$(263,904)

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.80% annually of the fund’s average daily net assets (including the value of preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2018. For the six months ended May 31, 2017, this reduction amounted to $65,285, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2017, these fees paid to MFSC amounted to $62.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of preferred shares). The administrative services fee incurred for the six months ended May 31, 2017 was equivalent to an annual effective rate of 0.0322% of the fund’s average daily net assets (including the value of preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2017, the fee paid by the fund under this agreement was $32 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $3,221,229 and $2,010,000, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2017 and year ended November 30, 2016, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/17		Year ended 11/30/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	37	$493

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2017, the fund’s commitment fee and interest expense were $121 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	435,717	3,601,023	(3,869,544)	167,196

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(33)	$—	$1,728	$167,196

Notes to Financial Statements (unaudited) – continued

(8) Preferred Shares

The fund has 977 shares issued and outstanding of Variable Rate Municipal Term Preferred Shares (VMTPS), series 2019/3. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of March 31, 2019 unless extended through negotiation with the private holders of the VMTPS. There is no assurance that the term of the VMTPS will be extended or that the VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the VMTPS. Six months prior to the term redemption date of the VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. During the six months ended May 31, 2017, the VMTPS dividend rates ranged from 1.71% to 2.07%. For the six months ended May 31, 2017, the average dividend rate was 1.88%.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to the VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2017, interest expense related to dividends to the VMTPS amounted to $229,215 and is included in “Interest expense and amortization of VMTPS debt issuance costs” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are being amortized into interest expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value less any unamortized debt issuance costs, which approximates its fair value. Its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in the VMTPS, the fund is subject to various investment restrictions. These investment-related requirements are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”).

The fund is required to maintain certain asset coverage with respect to the VMTPS as defined in the fund’s governing documents and the 1940 Act. One of a number of asset coverage-related requirements is that the fund is not permitted to declare or pay common share dividends unless immediately thereafter the fund has a minimum asset coverage ratio of 200% with respect to the VMTPS after deducting the amount of such common share dividends.

Notes to Financial Statements (unaudited) – continued

The 1940 Act requires that the preferred shareholders of the fund, voting as a separate class, have the right to elect at least two trustees at all times, and elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred shareholder is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the fund’s common shareholders. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the 1940 Act and the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS California Municipal Fund:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS California Municipal Fund (the Fund) as of May 31, 2017, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2017. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2016 and the financial highlights for each of the five years in the period ended November 30, 2016, and in our report dated January 13, 2017, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 14, 2017

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

NYSE MKT Symbol: CCA

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for MFS California Municipal Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS California Municipal Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/16-12/31/16	0	N/A	0	278,626
1/01/17-1/31/17	0	N/A	0	278,626
2/01/17-2/28/17	0	N/A	0	278,626
3/01/17-3/31/17	0	N/A	0	278,626
4/01/17-4/30/17	0	N/A	0	278,626
5/01/17-5/31/17	0	N/A	0	278,626

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2016 plan year is 278,626.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.